Note 4 - Long-term Investments - Changes in Investment (Details) $ in Thousands	12 Months Ended
Nov. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Balance	$ 999
Balance at the end of year	77,839
GRC [member]
Statement Line Items [Line Items]
Balance	0
Initial recognition of investment in GRC	120,833
Unrealized gain - November 5, 2021 to November 30, 2021	9,257
Balance at the end of year	$ 130,090